Federated Hermes Government Income Securities, Inc.
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—63.0%
	Federal Home Loan Mortgage Corporation—26.7%
$1,535,822	2.000%, 4/1/2036	$ 1,391,133
1,740,038	2.000%, 5/1/2051	1,436,819
979,510	2.000%, 1/1/2052	812,800
2,720,776	2.500%, 10/1/2051	2,334,600
920,804	2.500%, 10/1/2051	789,534
1,891,729	2.500%, 2/1/2052	1,624,998
2,400,632	2.500%, 4/1/2052	2,071,149
1,140,684	3.000%, 1/1/2033	1,088,218
380,889	3.000%, 1/1/2043	349,308
660,886	3.000%, 10/1/2045	602,372
333,480	3.000%, 11/1/2045	303,954
486,836	3.000%, 5/1/2046	442,668
369,645	3.000%, 10/1/2046	336,108
142,738	3.000%, 11/1/2046	129,609
1,196,270	3.500%, 7/1/2042	1,123,339
736,261	3.500%, 9/1/2043	690,832
988,746	3.500%, 11/1/2047	922,588
132,133	3.500%, 12/1/2047	123,375
87,367	4.000%, 1/1/2042	84,417
163,089	4.000%, 3/1/2046	158,088
241,543	4.000%, 11/1/2047	232,701
158,778	4.000%, 12/1/2047	152,866
58,122	4.000%, 4/1/2048	55,622
137,173	4.000%, 7/1/2048	131,895
1,659,038	4.000%, 3/1/2052	1,571,737
7,976	4.500%, 4/1/2024	7,918
985,572	4.500%, 11/1/2037	982,947
195,096	4.500%, 9/1/2039	193,857
138,809	4.500%, 8/1/2040	138,013
195,893	4.500%, 9/1/2040	194,834
385,633	4.500%, 12/1/2040	383,558
545,058	4.500%, 4/1/2041	542,129
146,367	4.500%, 2/1/2048	145,046
983,780	4.500%, 7/1/2052	962,066
400,262	5.000%, 1/1/2034	403,185
122,660	5.000%, 5/1/2034	123,577
36,012	5.000%, 1/1/2036	36,480
94,689	5.000%, 4/1/2036	95,834
32,943	5.000%, 4/1/2040	33,550
92,778	5.000%, 5/1/2040	94,443
120,832	5.000%, 7/1/2040	122,980
85,215	5.500%, 3/1/2029	86,224
668,765	5.500%, 5/1/2034	686,750
47,287	5.500%, 11/1/2037	49,095
42,642	6.000%, 4/1/2036	44,552

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 3	7.000%, 9/1/2030	$ 4
27,401	7.000%, 1/1/2032	29,192
107,968	7.000%, 1/1/2032	115,232
45,096	7.000%, 4/1/2032	47,781
38,358	7.000%, 4/1/2032	40,961
111,807	7.000%, 4/1/2032	118,895
47,845	8.000%, 2/1/2031	51,329
	TOTAL	24,691,162
	Federal National Mortgage Association—36.3%
976,307	2.000%, 4/1/2036	882,805
1,789,022	2.000%, 5/1/2036	1,613,212
4,046,006	2.000%, 7/1/2050	3,347,271
2,802,852	2.000%, 3/1/2051	2,315,303
2,808,476	2.000%, 5/1/2051	2,319,949
954,446	2.000%, 7/1/2051	788,423
7,422,330	2.000%, 2/1/2052	6,117,318
491,340	2.500%, 11/1/2049	424,826
398,158	2.500%, 12/1/2049	344,258
979,207	2.500%, 5/1/2052	840,987
411,600	3.000%, 10/1/2046	373,743
748,990	3.000%, 11/1/2046	680,100
380,521	3.000%, 11/1/2046	342,787
138,201	3.000%, 1/1/2047	125,360
552,490	3.000%, 1/1/2047	501,156
118,829	3.000%, 2/1/2047	107,899
1,153,700	3.000%, 12/1/2047	1,041,819
1,611,667	3.000%, 5/1/2051	1,431,702
974,068	3.000%, 12/1/2051	864,539
361,593	3.500%, 4/1/2026	351,495
1,407,741	3.500%, 9/1/2042	1,321,071
1,038,296	3.500%, 8/1/2046	967,006
472,016	3.500%, 9/1/2046	444,563
388,709	3.500%, 10/1/2047	361,364
184,589	3.500%, 12/1/2047	172,469
371,755	3.500%, 1/1/2048	345,254
174,953	4.000%, 2/1/2041	169,134
274,034	4.000%, 2/1/2048	263,832
58,493	4.000%, 2/1/2048	56,297
564,415	4.000%, 2/1/2048	544,107
78,846	4.000%, 2/1/2048	75,615
150,556	4.000%, 9/1/2048	142,994
958,360	4.000%, 5/1/2052	908,529
35,331	4.500%, 10/1/2040	35,141
119,083	4.500%, 4/1/2041	118,437
950	5.000%, 12/1/2023	946
253,453	5.000%, 7/1/2034	255,443
1,494,861	5.000%, 9/1/2052	1,489,421
139,564	5.500%, 9/1/2034	143,742
70,988	5.500%, 1/1/2036	73,416
70,508	5.500%, 4/1/2036	72,953

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 263,733		5.500%, 4/1/2036	$ 272,587
18,962		6.000%, 9/1/2037	19,909
26,350		6.000%, 11/1/2037	27,710
263,032		6.000%, 11/1/2037	277,313
83,765		7.500%, 7/1/2028	86,627
135,979		7.500%, 2/1/2030	143,269
6,817		8.000%, 2/1/2030	7,257
5,695		8.000%, 10/1/2030	6,047
		TOTAL	33,617,405
		Government National Mortgage Association—0.0%
121		6.000%, 5/15/2024	121
5,553		7.000%, 1/15/2028	5,707
4,460		7.000%, 3/15/2028	4,578
4,242		7.000%, 10/15/2028	4,381
1,271		7.500%, 7/15/2029	1,318
874		7.500%, 8/15/2029	908
14,849		7.500%, 1/15/2031	15,728
		TOTAL	32,741
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $60,792,162)	58,341,308
		U.S. TREASURIES—19.3%
		U.S. Treasury Bonds—7.2%
500,000		1.875%, 2/15/2051	330,156
500,000		1.875%, 11/15/2051	329,453
750,000		2.250%, 2/15/2052	542,578
150,000		2.750%, 11/15/2042	123,346
525,000		2.875%, 8/15/2045	432,821
925,000		2.875%, 5/15/2049	767,837
250,000		2.875%, 5/15/2052	208,158
2,500,000		3.125%, 8/15/2044	2,162,495
450,000		4.375%, 5/15/2040	479,998
1,250,000		6.000%, 2/15/2026	1,322,558
		TOTAL	6,699,400
		U.S. Treasury Notes—12.1%
1,450,000		0.250%, 8/31/2025	1,305,094
1,500,000		0.625%, 10/15/2024	1,399,302
1,500,000		0.750%, 4/30/2026	1,345,086
3,000,000		1.250%, 5/31/2028	2,623,136
1,000,000		2.125%, 5/15/2025	951,691
500,000		2.625%, 7/31/2029	467,067
1,000,000		2.750%, 5/31/2029	941,842
750,000		2.875%, 8/15/2028	713,988
1,500,000		2.875%, 5/15/2032	1,407,696
		TOTAL	11,154,902
		TOTAL U.S. TREASURIES (IDENTIFIED COST $19,509,265)	17,854,302
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.5%
		Federal Home Loan Mortgage Corporation—0.1%
98,505	[1]	REMIC, Series 3331, Class FC, 4.303% (1-month USLIBOR +0.430%), 6/15/2037	98,575
		Government National Mortgage Association—0.5%
455,811		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	428,158

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—6.9%
$ 73,887		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	$ 7,796
100,464		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	90,163
1,095,978		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	879,437
1,311,768	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 3.647% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,166,887
1,430,337		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,198,020
1,422,515		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,140,569
1,311,031		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,051,180
1,122,039		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	905,257
		TOTAL	6,439,309
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,145,573)	6,966,042
		ASSET-BACKED SECURITIES—5.3%
		Auto Receivables—1.0%
394,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	377,563
591,000		Chase Auto Owner Trust 2022-AA, Class A2, 4.210%, 10/27/2025	583,761
		TOTAL	961,324
		Single Family Rental Securities—1.0%
648,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	511,219
426,471		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	387,427
		TOTAL	898,646
		Student Loans—3.3%
270,348		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	247,342
504,376		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	444,219
362,262		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	321,977
718,633		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	588,408
915,332		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	772,491
699,324	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 4.975% (1-month USLIBOR +1.100%), 7/15/2053	684,301
		TOTAL	3,058,738
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,521,597)	4,918,708
		GOVERNMENT AGENCY—2.3%
		Tennessee Valley Authority Bonds—2.3%
2,200,000		2.875%, 2/1/2027 (IDENTIFIED COST $2,198,306)	2,105,201
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.5%
		Agency Commercial Mortgage-Backed Securities—1.5%
467,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	444,060
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	918,630
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,336,548)	1,362,690
		INVESTMENT COMPANY—3.5%
3,289,367		Federated Hermes Government Obligations Fund, Premier Shares, 3.66%[2] (IDENTIFIED COST $3,289,367)	3,289,367
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $100,792,818)	94,837,618
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[3]	(2,178,707)
		TOTAL NET ASSETS—100%	$92,658,911

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2022	$7,043,497
Purchases at Cost	$39,175,441
Proceeds from Sales	$(42,929,571)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2022	$3,289,367
Shares Held as of 11/30/2022	3,289,367
Dividend Income	$21,197

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed- income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$58,341,308	$—	$58,341,308
U.S. Treasuries	—	17,854,302	—	17,854,302
Collateralized Mortgage Obligations	—	6,966,042	—	6,966,042
Asset-Backed Securities	—	4,918,708	—	4,918,708
Government Agency	—	2,105,201	—	2,105,201
Commercial Mortgage-Backed Securities	—	1,362,690	—	1,362,690
Investment Company	3,289,367	—	—	3,289,367
TOTAL SECURITIES	$3,289,367	$91,548,251	$—	$94,837,618

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate